Consolidated Balance Sheets (unaudited) (Parenthetical) - Q3 - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Assets
Fixed maturity securities available-for-sale, amortized cost	$ 391,659	$ 326,953
Equity securities available-for-sale, cost	$ 14,487	$ 12,184
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000	0
Common stock, shares issued (in shares)	20,968,707	0
Common stock, shares outstanding (in shares)	20,968,707	0
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares authorized (in shares)	0	15,000,000
Common stock, shares issued (in shares)	0	13,803,183
Common stock, shares outstanding (in shares)	0	13,803,183
Class B Common Stock [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares authorized (in shares)	0	3,333,333
Common stock, shares issued (in shares)	0	1,513,592
Common stock, shares outstanding (in shares)	0	1,513,592